Long-Term Debt (Schedule of Principal Maturities of Long-term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Principal maturities of long-term debt
Total	$ 11,513.1	$ 5,067.7
FIS Credit Agreements [Member]
Principal maturities of long-term debt
2016	0.0
2017	1,600.0
2018	2,500.0
2019	0.0
2020	1,750.0
Thereafter	4,400.0
Total	$ 10,250.0